Note 22 - Quaint Oak Bancorp, Inc. (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Condensed Balance Sheet [Table Text Block]
	December 31,
	2021	2020
Assets
Cash and cash equivalents	$676	$333
Investment in Quaint Oak Bank	40,556	34,766
Premises and equipment, net	1,474	1,513
Other assets	16	15
Total Assets	$42,722	$36,627

Liabilities and Stockholders’ Equity
Subordinated debt	$7,933	$7,899
Stockholders’ equity	34,789	28,728
Total Liabilities and Stockholders’ Equity	$42,722	$36,627

Condensed Income Statement [Table Text Block]
	For the Year Ended December 31,
	2021	2020
Income
Dividends from subsidiary	$1,000	$500
Interest income	-	2
Rental income	314	339
Total Income	1,314	841

Expenses
Occupancy and equipment expense	110	96
Interest on subordinated debt	520	520
Other expenses	156	158
Total Expenses	786	774

Net Income Before Income Taxes	528	67
Equity in Undistributed Net Income of Subsidiary	5,777	3,087
Income Tax Benefit	99	91
Net Income	$6,404	$3,245

Comprehensive Income	$6,309	$3,343

Condensed Cash Flow Statement [Table Text Block]
	For the Year Ended December 31,
	2021	2020

Operating Activities
Net income	$6,404	$3,245
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Undistributed net income in subsidiary	(5,777)	(3,087)
Depreciation expense	54	53
Amortization of subordinated debt issuance costs	34	34
Stock-based compensation expense	324	346
Decrease in other assets	-	(52)
Net cash provided by operating activities	1,039	539

Investing Activities
Purchase of property and equipment	(15)	(7)
Net cash used in investing activities	(15)	(7)

Financing Activities
Dividends paid	(839)	(717)
Purchase of treasury stock	(25)	(349)
Proceeds from the reissuance of treasury stock	96	97
Proceeds from the exercise of stock options	87	101
Net cash used in financing activities	(681)	(868)

Net Increase (Decrease) in Cash and Cash Equivalents	343	(336)
Cash and Cash Equivalents-Beginning of Year	333	669
Cash and Cash Equivalents-End of Year	$676	$333